Condensed Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 2,516,254	$ 137,637	$ 55,393
Accounts receivable, net of allowances of $394,370 at September 30, 2015 and $381,234 at December 31, 2014 (net of allowances of $640,456 at December 31, 2013 and $381,234 at December 31, 2014)	1,960,607	1,811,006	1,674,812
Inventories	1,387,809	1,724,507	1,714,081
Prepaid expenses and other current assets	463,792	270,263	225,152
Total current assets	6,328,462	3,943,413	3,669,438
Other assets	393,886	0
Equipment, net	89,846	67,142	51,025
Total assets	6,812,194	4,010,555	3,720,463
Current liabilities
Bank debt	0	840,585	318,318
Accounts payable	775,356	726,627	693,546
Accrued expenses	268,977	284,736	322,410
Total current liabilities	1,044,333	1,851,948	1,334,274
Total liabilities	1,044,333	1,851,948	1,334,274
Stockholders' equity
Common stock, $0.01 par value: Authorized - 25,000,000 shares; 13,271,303 shares at September 30, 2015 and 7,982,704 shares at December 31, 2014 (Common stock, $0.01 par value: Authorized - 25,000,000 shares; issued and outstanding - 7,982,704 shares at December 31, 2013 and 2014)	132,713	79,827	79,827
Additional paid-in capital	37,857,405	34,192,066	34,177,779
Accumulated deficit	(32,222,257)	(32,113,286)	(32,235,772)
Accumulated other comprehensive income (loss)		0	364,355
Total stockholders' equity	5,767,861	2,158,607	2,386,189
Total liabilities and stockholders' equity	$ 6,812,194	$ 4,010,555	$ 3,720,463